Securities (Schedule Of Realized Gains (Losses) For Marketable Securities ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Securities [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 28	$ 440
Available-for-sale Securities, Gross Realized Losses		(7)
Available-for-sale Securities, Gross Realized Gain (Loss), Total	28	433
Net gains on sales of securities	$ 28	$ 433